Offerings - Offering: 1	Mar. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $1.00 par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	23.6
Maximum Aggregate Offering Price	$ 70,800,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,839.48
Offering Note
(1)	The Class A Common Stock, $1.00 par value per share (the “ Common Stock ”), registered hereunder may be sold by us at various times.
(2)
This registration statement also relates to an indeterminate number of shares of the registrant’s Common Stock that may be issued upon stock splits, stock dividends or similar transactions in accordance with Rule 416 of the Securities Act of 1933, as amended (the “
Securities Act
”).

(3)
The proposed maximum offering price per share and the proposed maximum aggregate offering price were estimated solely for purposes of calculating the registration fee, based on the average of the high and low prices for the Common Stock as quoted on The Nasdaq Global Select Market on March 5, 2025, in accordance with Rule 457(c) under the Securities Act.